3 - Investment Securities: Investments Classified by Contractual Maturity Date (Details)	Dec. 31, 2017 USD ($)
Details
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	$ 14,456,708
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	15,040,344
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	2,712,175
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	2,715,724
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	5,334,799
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	5,402,091
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	1,914,495
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	1,896,254
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	19,917,816
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	20,534,140
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	383,520
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	403,335
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	158,191,130
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	163,591,456
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	0
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	197,900,453
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	204,568,031
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	5,010,190
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 5,015,313